Integration and acquisition costs	12 Months Ended
Dec. 31, 2015
IntegrationAndAcquisitionCosts[Abstract]
Integration and acquisition costs

5.       Integration and acquisition costs

For the year to December 31, 2015 Shire recorded net integration and acquisition costs of $39.8 million. The net integration and acquisition costs principally comprises costs related to the acquisition and integration of NPS Pharma, Viropharma, Dyax and the proposed combination with Baxalta ($189.7 million), offset by a net credit relating to the change in the fair value of contingent consideration liabilities ($149.9 million). This net credit principally relates to the acquisition of Lumena, reflecting the agreement in the third quarter of 2015 to settle all future contingent milestones payable to former Lumena shareholders for a one-time cash payment of $90 million and the acquisition of Lotus Tissue Repair, Inc. reflecting a lower probability of success for the SHP608 asset (for the treatment of Dystrophic Epidermolysis Bullosa (“DEB”)) as a result of certain preclinical toxicity findings (see note 12 for further details).

In the year to December 31, 2014 Shire recorded integration and acquisition costs of $158.8 million, comprised of $144.1 million relating to the acquisition and integration of ViroPharma and a net charge of $14.7 million relating to the change in fair value of contingent consideration liabilities (principally in relation to the acquisition of SARcode Bioscience Inc. (“SARcode”), reflecting Shire's increased confidence in the SHP606 asset, offset by credits in relation to the acquisition of FerroKin BioSciences, Inc., reflecting the decision to place the Phase 2 clinical trial for SHP602 on clinical hold).

In the year to December 31, 2013 Shire recorded a net credit to integration and acquisition costs of $134.1 million, comprising costs associated with the acquisitions of ViroPharma, SARcode and Lotus of $25.0 million which were more than offset by a net credit related to the change in the fair value of contingent consideration liabilities of $159.1 million (principally in relation to the acquisition of SARcode following receipt of OPUS-2 trial results).